Corporate Transactions - Carrying Amounts of Assets and Liabilities Derecognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Apr. 21, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 191,995	$ 200,769		$ 310,073
Trade and other receivables	82,307	76,103
Inventories	412,005	265,105
Total assets	4,350,377	3,856,397
Accounts payable and accrued liabilities	(246,522)	(239,808)
Derivative liabilities	(19,911)	(10,705)
Reclamation and closure cost provisions	(120,083)	(95,514)
Deferred income tax liabilities	(244,704)	(262,022)
Total liabilities	(1,907,916)	(1,504,617)
Sandbox
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	6,034	3,811
Total assets	76,105	78,608
Total liabilities	(16,453)	$ (16,061)
Mercedes Mine | Bear Creek | Discontinued operations
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 16,250
Trade and other receivables			2,144
Inventories			11,468
Mineral properties, plant and equipment			188,998
Other assets			1,308
Total assets			220,168
Accounts payable and accrued liabilities			(13,522)
Derivative liabilities			(34,552)
Reclamation and closure cost provisions			(11,531)
Deferred income tax liabilities			(18,084)
Other liabilities			(2,324)
Total liabilities			(80,013)
Net assets			$ 140,155
Royalty Interest | Sandbox | Disposal groups classified as held for sale
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2,327
Mineral properties, plant and equipment	15,220
Total assets	19,656
Other current receivables	$ 2,109